Events After the Reporting Period - Narrative (Details) € in Millions, $ in Millions							12 Months Ended
	Feb. 20, 2019 EUR (€)	Feb. 20, 2019 USD ($)	Feb. 14, 2019 EUR (€)	Jan. 25, 2019 EUR (€)	Jan. 24, 2019 EUR (€)	Jan. 24, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Feb. 18, 2019 EUR (€)	Feb. 05, 2019 EUR (€)	Jan. 23, 2019 EUR (€)	Jul. 17, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Entity Information [Line Items]
Notes and debentures issued							€ 181					€ 204
Bilateral Loan due July 22, 2019
Entity Information [Line Items]
Notional amount							385
Bilateral loan due June 26, 2019
Entity Information [Line Items]
Early repayment of debt											€ 500
Notional amount							€ 1,000
Repayments of debt | Bilateral Loan due July 22, 2019
Entity Information [Line Items]
Early repayment of debt										€ 100
Repayments of debt | Bilateral loan due June 26, 2019
Entity Information [Line Items]
Early repayment of debt								€ (500)
Redemption of notes | TELEF. EMISIONES JANUARY 2017 | Telefónica Emisiones, S.A.U.
Entity Information [Line Items]
Payments to redeem notes				€ 150
Entering into significant commitments | EMTN Notes due February 5, 2024 | Telefónica Emisiones, S.A.U.
Entity Information [Line Items]
Notes and debentures issued									€ 1,000
Interest rate (as a percent)									1.069%
Proportion of par value at issuance of debt instrument (as a percent)									100.00%
Telefónica Centroamericana Inversiones, S.L. | Disposal of major subsidiary | Telefonica, S.A.
Entity Information [Line Items]
Proportion of ownership interest (as a percent)	60.00%	60.00%			60.00%	60.00%
Telefónica Centroamericana Inversiones, S.L. | Disposal of major subsidiary | Corporacion Multi Inversiones, SA
Entity Information [Line Items]
Proportion of ownership interest (as a percent)	40.00%	40.00%			40.00%	40.00%
Telefónica Moviles El Salvador
Entity Information [Line Items]
Proportion of ownership interest (as a percent)							59.58%
Telefónica Moviles Guatemala
Entity Information [Line Items]
Proportion of ownership interest (as a percent)							60.00%
Telefónica de Costa Rica TC, S.A.
Entity Information [Line Items]
Proportion of ownership interest (as a percent)							100.00%
Telefónica Móviles Panamá, S.A.
Entity Information [Line Items]
Proportion of ownership interest (as a percent)							60.00%
Telefonía Celular de Nicaragua, S.A.
Entity Information [Line Items]
Proportion of ownership interest (as a percent)							60.00%
America Movil, SAB de CV | Telefónica Moviles Guatemala & Telefónica Moviles El Salvador | Disposal of major subsidiary
Entity Information [Line Items]
Proceeds from exchange of share capital					€ 570	$ 648
America Movil, SAB de CV | Telefónica Moviles El Salvador | Disposal of major subsidiary
Entity Information [Line Items]
Proportion of ownership interest in associate sold (as a percent)					99.30%	99.30%
Proceeds from exchange of share capital					€ 277	$ 315
America Movil, SAB de CV | Telefónica Moviles Guatemala | Disposal of major subsidiary
Entity Information [Line Items]
Proceeds from exchange of share capital					€ 293
America Movil, SAB de CV | Telefonica Moviles Panama & Telefonica Celular de Nicaragua & Telefonica de Costa Rica | Disposal of major subsidiary
Entity Information [Line Items]
Proceeds from exchange of share capital	€ 1,455	$ 1,650
America Movil, SAB de CV | Telefónica de Costa Rica TC, S.A. | Disposal of major subsidiary
Entity Information [Line Items]
Proceeds from exchange of share capital	503	570
America Movil, SAB de CV | Telefónica Móviles Panamá, S.A. | Disposal of major subsidiary
Entity Information [Line Items]
Proceeds from exchange of share capital	573	650
America Movil, SAB de CV | Telefonía Celular de Nicaragua, S.A. | Disposal of major subsidiary
Entity Information [Line Items]
Proceeds from exchange of share capital	€ 379	$ 430
Grupo Catalana Occidente | Antares | Disposal of major subsidiary | Telefonica, S.A.
Entity Information [Line Items]
Proceeds from exchange of share capital			€ 161
Proportion of voting equity transferred (as a percent)			100.00%
Period of management of insurance policies			10 years